Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share
10.	Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share takes into account the dilutive effect of potential common stock that could be issued by the Company in conjunction with stock awards that have been granted to directors and employees. On January 29, 2014 (the “grant date”), the Company granted restricted stock units to two of its non-employee directors which are subject to a one-year cliff vesting schedule. In addition, the Company granted restricted stock units to one employee which are subject to a three-year cliff vesting schedule. On February 24, 2014, the Company granted additional restricted stock units to one employee which are subject to a three-year cliff vesting schedule. For the three months ended March 31, 2014, $0.1 million was recorded in compensation expense related to the restricted stock units. As of March 31, 2014, the Company has unrecorded compensation expense related to the restricted stock units of $0.8 million. In accordance with FASB ASC Topic 260, awards of nonvested shares shall be considered to be outstanding as of the grant date for purposes of computing diluted EPS even though their exercise is contingent upon vesting. The following is a calculation of the basic and diluted weighted-average number of shares of common stock outstanding and EPS for the three months ended March 31, 2014. As indicated in Note 1, our corporate reorganization was considered a transaction amongst entities under common control. Therefore, the weighted average shares used in our EPS calculation assumes that the Rice Energy Inc. corporate structure was in place for all periods presented.

	Three Months Ended March 31, 2014	Three Months Ended March 31, 2013
	(in thousands, except per share data)
Income (loss) (numerator):
Net income (loss)	$129,454	$(6,775)

Weighted-average shares (denominator):
Weighted-average number of shares of common stock—basic	115,363	62,218
Weighted-average number of shares of common stock—diluted	115,909	62,218

Earnings (loss) per share:
Basic	$1.12	$(0.11)
Diluted	$1.12	$(0.11)

Earnings per share data set forth above has been corrected for certain immaterial errors and, accordingly, does not agree to previously issued financial information.

15.	Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share takes into account the dilutive effect of potential common stock that could be issued by the Company in conjunction with warrants and convertible debentures. As indicated in Note 1, our corporate reorganization was considered a transaction amongst entities under common control. Therefore, the weighted average shares used in our EPS calculation assume that the Rice Energy Inc. corporate structure was in place for all periods presented. The following is a calculation of the basic and diluted weighted-average number of shares of common stock outstanding and EPS for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
(in thousands, except per share data)	2013	2012	2011
Loss (numerator):
Net loss	$(35,776)	$(19,344)	$(936)

Weighted-average shares (denominator):
Weighted-average number of shares of common stock – basic	80,441,905	57,966,572	39,958,066
Weighted-average number of shares of common stock - diluted	80,441,905	57,966,572	39,958,066

Loss per share:
Basic	$(0.44)	$(0.33)	(0.02)

Diluted	$(0.44)	$(0.33)	(0.02)

Approximately 1,671,800, 1,671,800 and 648,404 shares at December 31, 2013, 2012 and 2011, respectively, were not considered dilutive as we incurred a net loss in all periods presented herein.